Capital Stock (Schedule Components Of Authorized Capital Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Stock [Abstract]
Beginning balance, Shares Issued	2,805,961,317	2,805,961,317	2,805,961,317
Beginning balance, Shares Repurchased	(717,221,651)	(729,932,673)	(744,589,733)
Beginning balance, Shares Outstanding	2,088,739,666	2,076,028,644	2,061,371,584
Exercise of stock options and issuance of other stock awards, Shares Repurchased	5,004,502	12,711,022	14,657,060
Exercise of stock options and issuance of other stock awards, Shares Outstanding	5,004,502	12,711,022	14,657,060
Repurchases of common stock, Shares Repurchased	(49,324,883)
Repurchases of common stock, Shares Outstanding	(49,324,883)
Ending balance, Shares Issued	2,805,961,317	2,805,961,317	2,805,961,317
Ending balance, Shares Repurchased	(761,542,032)	(717,221,651)	(729,932,673)
Ending balance, Shares Outstanding	2,044,419,285	2,088,739,666	2,076,028,644